UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2013

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.9%
			Consumer Discretionary-9.6%
18,800		*	ARAMARK Holdings Corporation		$492,936
103,900			Best Buy Company, Inc.		4,143,532
63,500			BorgWarner, Inc.		3,550,285
109,000			CBS Corporation - Class "B"		6,947,660
43,600			Dana Holding Corporation		855,432
77,600			Delphi Automotive, PLC		4,666,088
110,500		*	Express, Inc.		2,063,035
1,700		*	Extended Stay America, Inc.		44,642
126,200			Ford Motor Company		1,947,266
96,100			GNC Holdings, Inc. - Class "A"		5,617,045
54,800			Harman International Industries, Inc.		4,485,380
42,300			Home Depot, Inc.		3,482,982
64,000		*	Jarden Corporation		3,926,400
79,900			L Brands, Inc.		4,941,815
33,900			Lear Corporation		2,744,883
25,300			McDonald's Corporation		2,454,859
82,100			Newell Rubbermaid, Inc.		2,660,861
77,800		*	Orient-Express Hotels, Ltd. - Class "A"		1,175,558
11,800			Penske Automotive Group, Inc.		556,488
113,600			Pier 1 Imports, Inc.		2,621,888
43,300		*	Steiner Leisure, Ltd.		2,129,927
31,600		*	TRW Automotive Holdings Corporation		2,350,724
22,300			Tupperware Brands Corporation		2,108,019
1,400		*	Vince Holding Corporation		42,938
49,060			Wyndham Worldwide Corporation		3,615,231
					69,625,874
			Consumer Staples-5.9%
106,300			Altria Group, Inc.		4,080,857
84,600		*	Amira Nature Foods, Ltd.		1,333,296
63,600			Avon Products, Inc.		1,095,192
111,800			Coca-Cola Company		4,618,458
72,700			CVS Caremark Corporation		5,203,139
46,800			Herbalife, Ltd.		3,683,160
64,400			Nu Skin Enterprises, Inc. - Class "A"		8,901,368
29,100			PepsiCo, Inc.		2,413,554
69,700			Philip Morris International, Inc.		6,072,961
26,700			Procter & Gamble Company		2,173,647
38,600			Wal-Mart Stores, Inc.		3,037,434
					42,613,066
			Energy-6.4%
34,900			Anadarko Petroleum Corporation		2,768,268
20,200			Chevron Corporation		2,523,182
58,200			ConocoPhillips		4,111,830
61,700			Devon Energy Corporation		3,817,379
57,000			Ensco, PLC - Class "A"		3,259,260
61,027			ExxonMobil Corporation		6,175,932
8,200			Hess Corporation		680,600
1,897			Hugoton Royalty Trust		14,228
88,086			Marathon Oil Corporation		3,109,436
36,043			Marathon Petroleum Corporation		3,306,224
37,300			National Oilwell Varco, Inc.		2,966,469
129,700			Noble Corporation, PLC		4,859,859
25,800			Occidental Petroleum Corporation		2,453,580
29,000			Phillips 66		2,236,770
12,200			Schlumberger, Ltd.		1,099,342
91,800			Suncor Energy, Inc.		3,217,590
					46,599,949
			Financials-5.8%
58,300			American Express Company		5,289,559
35,400			Ameriprise Financial, Inc.		4,072,770
30,400			Armada Hoffler Properties, Inc. (REIT)		282,112
118,100		*	Brixmor Property Group, Inc. (REIT)		2,400,973
69,350			Discover Financial Services		3,880,133
25,300			Financial Select Sector SPDR Fund (ETF)		553,058
56,900			FirstMerit Corporation		1,264,887
47,400		*	Health Insurance Innovations, Inc. - Class "A"		479,214
22,100			Invesco, Ltd.		804,440
100,400			JPMorgan Chase & Company		5,871,392
10,100			M&T Bank Corporation		1,175,842
26,000			MetLife, Inc.		1,401,920
23,700			Morgan Stanley		743,232
41,800			PNC Financial Services Group, Inc.		3,242,844
25,300			SPDR S&P Regional Banking (ETF)		1,027,433
90,472			Sunstone Hotel Investors, Inc. (REIT)		1,212,325
89,900			U.S. Bancorp		3,631,960
109,700			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,023,965
60,000			Wells Fargo & Company		2,724,000
					42,082,059
			Health Care-8.6%
101,400			Abbott Laboratories		3,886,662
58,200			AbbVie, Inc.		3,073,542
37,304		*	Actavis, PLC		6,267,072
35,300			Baxter International, Inc.		2,455,115
19,000			Covidien, PLC		1,293,900
51,117		*	Express Scripts Holding Company		3,590,458
100,900		*	Gilead Sciences, Inc.		7,582,635
68,800			Johnson & Johnson		6,301,392
2,600		*	Mallinckrodt, PLC		135,876
26,900			McKesson Corporation		4,341,660
82,300			Merck & Company, Inc.		4,119,115
38,300			Omnicare, Inc.		2,311,788
211,934			Pfizer, Inc.		6,491,538
26,000		*	Salix Pharmaceuticals, Ltd.		2,338,440
65,700			Thermo Fisher Scientific, Inc.		7,315,695
27,972			Zoetis, Inc.		914,405
					62,419,293
			Industrials-8.0%
44,300			3M Company		6,213,075
20,900			ADT Corporation		845,823
63,100			Altra Industrial Motion Corporation		2,159,282
32,700		*	Armstrong World Industries, Inc.		1,883,847
27,200			Caterpillar, Inc.		2,470,032
45,600			Chicago Bridge & Iron Company NV - NY Shares		3,791,184
40,500			Dover Corporation		3,909,870
69,500			Generac Holdings, Inc.		3,936,480
97,400			General Electric Company		2,730,122
53,000			Honeywell International, Inc.		4,842,610
31,100			ITT Corporation		1,350,362
4,800			Lockheed Martin Corporation		713,568
37,900			Pentair, Ltd.		2,943,693
5,600			Raytheon Company		507,920
36,500			Ryder System, Inc.		2,692,970
25,300			Snap-on, Inc.		2,770,856
58,200		*	TAL International Group, Inc.		3,337,770
27,800			Textainer Group Holdings, Ltd.		1,118,116
52,000			Textron, Inc.		1,911,520
94,075			Tyco International, Ltd.		3,860,838
39,200			United Technologies Corporation		4,460,960
					58,450,898
			Information Technology-11.1%
13,000			Apple, Inc.		7,294,430
89,500		*	ARRIS Group, Inc.		2,180,668
85,100			Avago Technologies, Ltd.		4,500,939
64,800		*	Blackhawk Network Holdings, Inc.		1,636,848
67,700			CDW Corporation		1,581,472
225,700			Cisco Systems, Inc.		5,066,965
25,600		*	eBay, Inc.		1,405,184
208,200			EMC Corporation		5,236,230
106,300			Hewlett-Packard Company		2,974,274
147,500			Intel Corporation		3,829,100
38,900			International Business Machines Corporation		7,296,473
106,500			Intersil Corporation - Class "A"		1,221,555
149,100			Mentor Graphics Corporation		3,588,837
224,000			Microsoft Corporation		8,384,320
72,600		*	NeuStar, Inc. - Class "A"		3,619,836
88,700			Oracle Corporation		3,393,662
37,900		*	PTC, Inc.		1,341,281
78,500			QUALCOMM, Inc.		5,828,625
115,000			Symantec Corporation		2,711,700
130,200		*	Take-Two Interactive Software, Inc.		2,261,574
57,000			TE Connectivity, Ltd.		3,141,270
53,200		*	Yahoo!, Inc.		2,151,408
					80,646,651
			Materials-3.2%
39,800			Celanese Corporation - Series "A"		2,201,338
33,000			Cytec Industries, Inc.		3,074,280
109,000			Freeport-McMoRan Copper & Gold, Inc.		4,113,660
62,200			International Paper Company		3,049,666
55,900			LyondellBasell Industries NV - Class "A"		4,487,652
10,200			Praxair, Inc.		1,326,306
33,000			Rock-Tenn Company - Class "A"		3,465,330
34,200			RPM International, Inc.		1,419,642
					23,137,874
			Telecommunication Services-1.2%
110,500			AT&T, Inc.		3,885,180
103,500			Verizon Communications, Inc.		5,085,990
					8,971,170
			Utilities-.1%
13,000			Atmos Energy Corporation		590,460
Total Value of Common Stocks (cost $252,769,600)					435,137,294
			CORPORATE BONDS-24.2%
			Aerospace/Defense-.3%
$ 1,000	M		BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	1,017,373
1,000	M		United Technologies Corp., 6.125%, 2/1/2019		1,181,718
					2,199,091
			Agriculture-.2%
1,000	M		Cargill, Inc., 6%, 11/27/2017	(a)	1,142,816
			Automotive-.6%
1,000	M		Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	1,033,345
1,000	M		General Motors Co., 3.5%, 10/2/2018	(a)	1,027,500
1,750	M		Johnson Controls, Inc., 5%, 3/30/2020		1,914,346
					3,975,191
			Chemicals-1.0%
2,000	M		CF Industries, Inc., 7.125%, 5/1/2020		2,347,338
2,000	M		Dow Chemical Co., 4.25%, 11/15/2020		2,136,646
1,000	M		Lubrizol Corp., 8.875%, 2/1/2019		1,298,808
1,000	M		LyondellBasell Industries NV, 6%, 11/15/2021		1,151,949
					6,934,741
			Consumer Durables-.4%
1,000	M		Black & Decker Corp., 5.75%, 11/15/2016		1,135,733
1,500	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,575,513
					2,711,246
			Energy-2.0%
1,500	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,800,331
1,000	M		DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	1,245,553
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		1,511,640
1,000	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		930,625
1,500	M		Nabors Industries, Inc., 6.15%, 2/15/2018		1,687,143
1,000	M		Petrobras International Finance Co., 5.375%, 1/27/2021		997,388
1,000	M		Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	989,520
500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018		564,671
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018		1,157,094
1,500	M		Valero Energy Corp., 9.375%, 3/15/2019		1,935,255
1,500	M		Weatherford International, Inc., 6.35%, 6/15/2017		1,697,102
					14,516,322
			Financial Services-3.4%
1,500	M		Aflac, Inc., 8.5%, 5/15/2019		1,917,949
			American Express Co.:
500	M		6.15%, 8/28/2017		577,326
1,000	M		7%, 3/19/2018		1,195,958
			American International Group, Inc.:
750	M		4.875%, 9/15/2016		824,272
750	M		8.25%, 8/15/2018		940,024
1,500	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,693,884
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		996,431
2,000	M		BlackRock, Inc., 5%, 12/10/2019		2,261,118
1,500	M		Caterpillar Financial Services Corp., 5.85%, 9/1/2017		1,711,341
1,000	M		CoBank, ACB, 7.875%, 4/16/2018	(a)	1,203,071
1,000	M		ERAC USA Finance Co., 4.5%, 8/16/2021	(a)	1,043,825
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		2,503,992
			General Electric Capital Corp.:
1,000	M		5.625%, 9/15/2017		1,138,560
2,000	M		5.3%, 2/11/2021		2,240,590
1,000	M		Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	1,044,610
1,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	1,035,772
1,000	M		Protective Life Corp., 7.375%, 10/15/2019		1,221,064
1,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019		1,229,105
					24,778,892
			Financials-3.9%
			Bank of America Corp.:
3,500	M		5.65%, 5/1/2018		3,987,819
500	M		5%, 5/13/2021		547,234
			Barclays Bank, PLC:
1,500	M		6.75%, 5/22/2019		1,809,999
1,000	M		5.125%, 1/8/2020		1,110,278
3,000	M		Citigroup, Inc., 6.125%, 11/21/2017		3,461,163
			Goldman Sachs Group, Inc.:
2,100	M		5.375%, 3/15/2020		2,338,579
1,000	M		3.625%, 1/22/2023		970,199
			JPMorgan Chase & Co.:
2,500	M		6%, 1/15/2018		2,881,310
1,000	M		4.5%, 1/24/2022		1,059,522
			Morgan Stanley:
1,800	M		6.625%, 4/1/2018		2,108,155
1,000	M		5.5%, 7/28/2021		1,119,208
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)	1,127,983
1,000	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,133,473
1,000	M		UBS AG, 4.875%, 8/4/2020		1,114,390
3,000	M		Wells Fargo & Co., 4.6%, 4/1/2021		3,293,784
					28,063,096
			Food/Beverage/Tobacco-2.4%
1,500	M		Altria Group, Inc., 9.7%, 11/10/2018		1,973,589
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019		1,227,443
1,000	M		Bottling Group, LLC, 5.125%, 1/15/2019		1,130,434
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		2,152,265
1,000	M		ConAgra Foods, Inc., 5.875%, 4/15/2014		1,015,513
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,713,307
1,500	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		1,772,203
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020		1,044,216
1,500	M		Lorillard Tobacco Co., 6.875%, 5/1/2020		1,733,370
1,000	M		Mead Johnson Nutrition Co., 4.9%, 11/1/2019		1,091,848
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018		1,149,650
1,500	M		SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	1,508,189
					17,512,027
			Food/Drug-.2%
1,500	M		Safeway, Inc., 4.75%, 12/1/2021		1,508,714
			Forest Products/Containers-.2%
1,000	M		International Paper Co., 9.375%, 5/15/2019		1,313,126
			Health Care-1.3%
2,000	M		Biogen IDEC, Inc., 6.875%, 3/1/2018		2,360,060
1,500	M		Express Scripts Holding Co., 4.75%, 11/15/2021		1,587,600
1,000	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		970,408
1,000	M		Mylan, Inc., 3.125%, 1/15/2023	(a)	909,233
1,000	M		Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		1,133,656
1,000	M		Quest Diagnostics, Inc., 6.4%, 7/1/2017		1,137,951
911	M		Roche Holdings, Inc., 6%, 3/1/2019	(a)	1,067,289
					9,166,197
			Information Technology-.8%
1,500	M		Harris Corp., 4.4%, 12/15/2020		1,557,209
1,500	M		Motorola Solutions, Inc., 6%, 11/15/2017		1,707,675
1,000	M		Pitney Bowes, Inc., 5.75%, 9/15/2017		1,102,914
1,500	M		Symantec Corp., 3.95%, 6/15/2022		1,457,844
					5,825,642
			Manufacturing-.9%
2,000	M		CRH America, Inc., 8.125%, 7/15/2018		2,452,234
1,000	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		1,178,081
1,000	M		John Deere Capital Corp., 5.35%, 4/3/2018		1,134,013
1,000	M		Pentair Finance SA, 3.15%, 9/15/2022		904,948
1,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		1,145,360
					6,814,636
			Media-Broadcasting-.9%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	1,304,853
1,750	M		CBS Corp., 8.875%, 5/15/2019		2,239,916
2,000	M		Comcast Corp., 5.15%, 3/1/2020		2,234,112
1,000	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022		962,306
					6,741,187
			Media-Diversified-.1%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 11/15/2017		1,087,150
			Metals/Mining-1.2%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,618,764
1,500	M		ArcelorMittal, 6.125%, 6/1/2018		1,651,875
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,557,569
1,500	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		1,516,919
1,500	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,634,829
1,000	M		Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	1,014,572
					8,994,528
			Real Estate Investment Trusts-1.2%
1,500	M		Boston Properties, LP, 5.875%, 10/15/2019		1,724,658
1,500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		1,533,172
			HCP, Inc.:
500	M		6.7%, 1/30/2018		581,688
1,000	M		5.375%, 2/1/2021		1,090,142
1,000	M		ProLogis, LP, 6.625%, 5/15/2018		1,169,098
1,000	M		Simon Property Group, LP, 5.75%, 12/1/2015		1,083,594
1,500	M		Ventas Realty, LP, 4.75%, 6/1/2021		1,576,070
					8,758,422
			Retail-General Merchandise-.4%
1,500	M		GAP, Inc., 5.95%, 4/12/2021		1,659,931
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036		1,157,738
					2,817,669
			Telecommunications-.4%
1,000	M		GTE Corp., 6.84%, 4/15/2018		1,165,857
1,000	M		Rogers Communications, Inc., 3%, 3/15/2023		924,297
649	M		Verizon Communications, Inc., 8.75%, 11/1/2018		831,294
					2,921,448
			Transportation-.4%
1,000	M		Burlington North Santa Fe, LLC, 3%, 3/15/2023		933,104
1,000	M		Con-way, Inc., 7.25%, 1/15/2018		1,150,413
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,027,662
					3,111,179
			Utilities-1.9%
925	M		Arizona Public Service Co., 8.75%, 3/1/2019		1,176,933
1,000	M		Atmos Energy Corp., 8.5%, 3/15/2019		1,282,861
1,500	M		Consolidated Edison Co. of New York, 7.125%, 12/1/2018		1,829,479
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,145,351
1,000	M		Electricite de France SA, 6.5%, 1/26/2019	(a)	1,183,602
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019		1,618,524
357	M		Great River Energy Co., 5.829%, 7/1/2017	(a)	379,213
1,000	M		National Fuel Gas Co., 8.75%, 5/1/2019		1,246,957
2,000	M		Ohio Power Co., 5.375%, 10/1/2021		2,234,982
1,000	M		Sempra Energy, 9.8%, 2/15/2019		1,322,434
					13,420,336
			Waste Management-.1%
1,000	M		Republic Services, Inc., 3.8%, 5/15/2018		1,060,201
Total Value of Corporate Bonds (cost $172,415,893)					175,373,857
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-3.7%
			Fannie Mae-2.8%
2,263	M		3%, 3/1/2027 - 7/1/2027		2,312,447
1,584	M		3.5%, 10/1/2025		1,689,802
4,311	M		4%, 1/16/2029 - 10/1/2041	(b)	4,479,641
4,239	M		5%, 3/1/2034 - 11/1/2040		4,635,697
3,883	M		5.5%, 5/1/2033 - 10/1/2039		4,299,455
1,581	M		6%, 5/1/2036 - 8/1/2037		1,758,282
585	M		6.5%, 11/1/2033 - 6/1/2036		650,627
677	M		7%, 3/1/2032 - 8/1/2032		751,289
					20,577,240
			Freddie Mac-.9%
944	M		3.5%, 9/1/2032		977,728
997	M		4%, 11/1/2040		1,039,725
1,301	M		4.5%, 10/1/2040		1,385,047
2,132	M		5.5%, 5/1/2038 - 10/1/2039		2,365,405
270	M		6%, 9/1/2032 - 6/1/2035		298,800
					6,066,705
Total Value of Residential Mortgage-Backed Securities (cost $26,032,258)					26,643,945
			U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
			Fannie Mae:
3,000	M		0.875%, 10/26/2017		2,951,727
2,000	M		1.875%, 9/18/2018		2,015,428
14,500	M		1.625%, 11/27/2018		14,395,904
			Federal Farm Credit Bank:
1,000	M		2.68%, 7/30/2020		991,733
1,000	M		2.79%, 11/12/2020		990,024
			Freddie Mac:
1,000	M		5.125%, 10/18/2016		1,121,689
1,000	M		1.25%, 5/12/2017		1,007,686
1,500	M		5.125%, 11/17/2017		1,713,017
1,000	M		Tennessee Valley Authority, 4.5%, 4/1/2018		1,110,648
Total Value of U.S. Government Agency Obligations (cost $26,328,610)					26,297,856
			U.S. GOVERNMENT OBLIGATIONS-2.4%
17,500	M		U.S. Treasury Notes, 1.375%, 12/31/2018 (cost $17,428,394)		17,211,530
			MUNICIPAL BONDS-1.7%
1,100	M		Columbus OH GO, 5%, 8/15/2027		1,244,826
1,000	M		Honolulu HI City & County Wastewater Sys. Rev., 5%, 7/1/2032		1,069,970
1,000	M		Katy TX Independent School Dist., 5%, 2/15/2028		1,119,450
1,000	M		Minnesota State General Fund Rev., 5%, 3/1/2025		1,127,940
			New York City NY GO:
1,000	M		5%, 3/1/2026		1,108,190
1,000	M		5%, 8/1/2028		1,082,630
1,000	M		New York City NY Municipal Fin. Auth. Rev., 5%, 6/15/2029		1,079,310
1,180	M		New York City NY Transitional Fin. Auth. Future Tax Secured Rev., 5%, 5/1/2030		1,272,406
1,000	M		New York State Dorm. Auth. State Personal Income Tax Rev., 5%, 12/15/2029		1,083,240
1,000	M		New York State Thruway Auth. Gen. Rev., 5%, 5/1/2019		1,149,950
1,000	M		Tyler TX Independent School Dist., 5%, 2/15/2028		1,119,450
Total Value of Municipal Bonds (cost $12,367,726)					12,457,362
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
			Federal Home Loan Bank:
1,000	M		0.025%, 1/14/2014		999,991
10,000	M		0.15%, 1/15/2014		9,999,416
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,999,407)					10,999,407
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.7%
			U.S. Treasury Bills:
1,000	M		(0.0075)%, 1/2/2014		1,000,000
4,000	M		0.019%, 2/20/2014		3,999,894
Total Value of Short-Term U.S. Government Obligations (cost $4,999,894)					4,999,894
Total Value of Investments (cost $523,341,782)			97.7%		709,121,145
Other Assets, Less Liabilities			2.3		17,046,571
Net Assets			100.0%		$726,167,716

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31,
2013, the Fund held twenty-one 144A securities with an aggregate value of $23,251,663 representing 3.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
GO General Obligation

At December 31, 2013, the cost of investments for federal income tax purposes was
$524,464,476. Accumulated net unrealized appreciation on investments was $184,656,669, consisting of $189,035,576 gross unrealized appreciation and $4,378,907 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$435,137,294	$-	$-	$435,137,294
Corporate Bonds	-	175,373,857	-	175,373,857
Residential Mortgage-Backed
Securities	-	26,643,945	-	26,643,945
U.S. Government Agency
Obligations	-	26,297,856	-	26,297,856
U.S. Government
Obligations	-	17,211,530	-	17,211,530
Municipal Bonds	-	12,457,362	-	12,457,362
Short-Term U.S. Government
Agency Obligations	-	10,999,407	-	10,999,407
Short-Term U.S. Government
Obligations	-	4,999,894	-	4,999,894
Total Investments in Securities*	$435,137,294	$273,983,851	$-	$709,121,145

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
December 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-95.2%
			Consumer Discretionary-12.0%
40,000			BorgWarner, Inc.	$2,236,400
30,000			CBS Corporation - Class "B"	1,912,200
153,000			Comcast Corporation - Special Shares "A"	7,631,640
80,000			Delphi Automotive, PLC	4,810,400
141,300		*	Extended Stay America, Inc.	3,710,538
160,000			Ford Motor Company	2,468,800
90,000			GNC Holdings, Inc. - Class "A"	5,260,500
45,000			Hanesbrands, Inc.	3,162,150
55,000			Harman International Industries, Inc.	4,501,750
42,200			Home Depot, Inc.	3,474,748
44,500			Lowe's Companies, Inc.	2,204,975
41,100			McDonald's Corporation	3,987,933
92,400			Newell Rubbermaid, Inc.	2,994,684
124,500		*	Orient-Express Hotels, Ltd. - Class "A"	1,881,195
186,900			Regal Entertainment Group - Class "A"	3,635,205
25,000			Staples, Inc.	397,250
79,633			Time Warner, Inc.	5,552,013
15,000			Tupperware Brands Corporation	1,417,950
41,900			Walt Disney Company	3,201,160
				64,441,491
			Consumer Staples-10.4%
235,000			Altria Group, Inc.	9,021,650
54,300			Avon Products, Inc.	935,046
53,800			Beam, Inc.	3,661,628
64,200			Coca-Cola Company	2,652,102
57,500			ConAgra Foods, Inc.	1,937,750
91,700			CVS Caremark Corporation	6,562,969
25,000			Dr. Pepper Snapple Group, Inc.	1,218,000
24,800			Herbalife, Ltd.	1,951,760
23,300			Kimberly-Clark Corporation	2,433,918
78,066			Kraft Foods Group, Inc.	4,209,319
21,300			Nu Skin Enterprises, Inc. - Class "A"	2,944,086
38,500			PepsiCo, Inc.	3,193,190
72,300			Philip Morris International, Inc.	6,299,499
59,700		*	Prestige Brands Holdings, Inc.	2,137,260
55,400			Procter & Gamble Company	4,510,114
29,400			Wal-Mart Stores, Inc.	2,313,486
				55,981,777
			Energy-9.8%
79,400			Chevron Corporation	9,917,854
71,500			ConocoPhillips	5,051,475
59,600			Devon Energy Corporation	3,687,452
72,500			Ensco, PLC - Class "A"	4,145,550
57,400			ExxonMobil Corporation	5,808,880
99,600			Marathon Oil Corporation	3,515,880
28,000			Marathon Petroleum Corporation	2,568,440
30,000			National Oilwell Varco, Inc.	2,385,900
85,000			Noble Corporation, PLC	3,184,950
64,500			Occidental Petroleum Corporation	6,133,950
40,500			Royal Dutch Shell, PLC - Class "A" (ADR)	2,886,435
81,000			Seadrill, Ltd.	3,327,480
				52,614,246
			Financials-16.3%
52,600			ACE, Ltd.	5,445,678
30,000			American Express Company	2,721,900
16,300			Ameriprise Financial, Inc.	1,875,315
122,200			Armada Hoffler Properties, Inc. (REIT)	1,134,016
123,000			Berkshire Hills Bancorp, Inc.	3,354,210
132,200		*	Brixmor Property Group, Inc. (REIT)	2,687,626
28,556			Chubb Corporation	2,759,366
85,000			Discover Financial Services	4,755,750
225,000			Financial Select Sector SPDR Fund (ETF)	4,918,500
91,600			FirstMerit Corporation	2,036,268
39,600			Invesco, Ltd.	1,441,440
30,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	1,104,900
187,800			JPMorgan Chase & Company	10,982,544
10,900			M&T Bank Corporation	1,268,978
75,000			MetLife, Inc.	4,044,000
138,700			Oritani Financial Corporation	2,226,135
52,900			PNC Financial Services Group, Inc.	4,103,982
71,500			Protective Life Corporation	3,622,190
139,300			Select Income REIT (REIT)	3,724,882
235,600			Sterling Bancorp	3,149,972
42,800			Travelers Companies, Inc.	3,875,112
93,300			U.S. Bancorp	3,769,320
108,500			Urstadt Biddle Properties, Inc.- Class "A" (REIT)	2,001,825
208,500			Wells Fargo & Company	9,465,900
130,500			Westfield Financial, Inc.	973,530
				87,443,339
			Health Care-12.7%
43,600			Abbott Laboratories	1,671,188
86,100			AbbVie, Inc.	4,546,941
32,240		*	Actavis, PLC	5,416,320
34,600			Baxter International, Inc.	2,406,430
55,000			Covidien, PLC	3,745,500
67,400			GlaxoSmithKline, PLC (ADR)	3,598,486
113,900			Johnson & Johnson	10,432,101
22,000			McKesson Corporation	3,550,800
195,211			Merck & Company, Inc.	9,770,311
31,500			Novartis AG (ADR)	2,531,970
55,000			Omnicare, Inc.	3,319,800
359,224			Pfizer, Inc.	11,003,031
40,500			Thermo Fisher Scientific, Inc.	4,509,675
41,952			Zoetis, Inc.	1,371,411
				67,873,964
			Industrials-12.1%
38,600			3M Company	5,413,650
40,000			A.O. Smith Corporation	2,157,600
34,537			ADT Corporation	1,397,712
48,000			Altra Industrial Motion Corporation	1,642,560
40,000			Chicago Bridge & Iron Company NV - NY Shares	3,325,600
29,600			Dover Corporation	2,857,584
30,000			Eaton Corporation, PLC	2,283,600
40,000			G&K Services, Inc. - Class "A"	2,489,200
70,000			Generac Holdings, Inc.	3,964,800
17,800			General Dynamics Corporation	1,700,790
371,800			General Electric Company	10,421,554
71,900			Honeywell International, Inc.	6,569,503
51,450			ITT Corporation	2,233,959
36,372			Pentair, Ltd.	2,825,013
20,000			Snap-On, Inc.	2,190,400
23,800		*	TAL International Group, Inc.	1,364,930
79,075			Tyco International, Ltd.	3,245,238
31,700			United Parcel Service, Inc. - Class "B"	3,331,036
47,500			United Technologies Corporation	5,405,500
				64,820,229
			Information Technology-10.3%
9,700			Apple, Inc.	5,442,767
21,600			Automatic Data Processing, Inc.	1,745,496
60,000			Avago Technologies, Ltd.	3,173,400
307,000			Cisco Systems, Inc.	6,892,150
309,700			Intel Corporation	8,039,812
81,700			Intersil Corporation - Class "A"	937,099
134,100			Mentor Graphics Corporation	3,227,787
81,800			Methode Electronics, Inc.	2,796,742
105,000			Microchip Technology, Inc.	4,698,750
275,000			Microsoft Corporation	10,293,250
50,000			Oracle Corporation	1,913,000
55,300			QUALCOMM, Inc.	4,106,025
39,200			TE Connectivity, Ltd.	2,160,312
				55,426,590
			Materials-3.7%
13,300			Cytec Industries, Inc.	1,239,028
56,900			Dow Chemical Company	2,526,360
50,100			DuPont (E.I.) de Nemours & Company	3,254,997
76,200			Freeport-McMoRan Copper & Gold, Inc.	2,875,788
45,400			International Paper Company	2,225,962
51,700			LyondellBasell Industries NV - Class "A"	4,150,476
13,000			Rock-Tenn Company - Class "A"	1,365,130
17,500			Westlake Chemical Corporation	2,136,225
				19,773,966
			Telecommunication Services-3.3%
215,730			AT&T, Inc.	7,585,067
131,500			NTELOS Holdings Corporation	2,660,245
155,500			Verizon Communications, Inc.	7,641,270
				17,886,582
			Utilities-4.6%
97,000			American Electric Power Company, Inc.	4,533,780
32,500			Dominion Resources, Inc.	2,102,425
35,000			Duke Energy Corporation	2,415,350
35,100			NextEra Energy, Inc.	3,005,262
105,900			NiSource, Inc.	3,481,992
69,000			Portland General Electric Company	2,083,800
110,000			PPL Corporation	3,309,900
106,400			Vectren Corporation	3,777,200
				24,709,709
Total Value of Common Stocks (cost $361,890,014)				510,971,893
			PREFERRED STOCKS-.4%
			Financials
50,500			Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	916,575
46,000			Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)	1,059,380
Total Value of Preferred Stocks (cost $2,403,576)				1,975,955
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.1%
			Federal Home Loan Bank:
$ 4,000	M		0.025%, 1/8/2014	3,999,981
10,000	M		0.15%, 1/15/2014	9,999,416
8,000	M		Freddie Mac, 0.025%, 1/21/2014	7,999,889
Total Value of Short-Term U.S. Government Agency Obligations (cost $21,999,286)				21,999,286
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.9%
			U.S. Treasury Bills:
1,000	M		(0.0075)%, 1/2/2014	1,000,000
3,600	M		0.019%, 2/20/2014	3,599,905
Total Value of Short-Term U.S. Government Obligations (cost $4,599,905)				4,599,905
Total Value of Investments (cost $390,892,781)			100.6%	539,547,039
Excess of Liabilities Over Other Assets			(.6)	(3,004,300)
Net Assets			100.0%	$536,542,739

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2013, the cost of investments for federal income tax purposes was $391,069,954. Accumulated net unrealized appreciation on investments was $148,477,085, consisting of $150,228,765 gross unrealized appreciation and $1,751,680 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$510,971,893	$-	$-	$510,971,893
Preferred Stocks	1,975,955	-	-	1,975,955
Short-Term U.S Government
Agency Obligations	-	21,999,286	-	21,999,286
Short-Term U.S. Government
Obligations	-	4,599,905	-	4,599,905
Total Investments in Securities*	$512,947,848	$26,599,191	$-	$539,547,039

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-16.4%
72,700		*	ARAMARK Holdings Corporation	$1,906,194
410,000			Best Buy Company, Inc.	16,350,800
250,000			BorgWarner, Inc.	13,977,500
430,000			CBS Corporation - Class "B"	27,408,200
171,900			Dana Holding Corporation	3,372,678
305,000			Delphi Automotive, PLC	18,339,650
425,000		*	Express, Inc.	7,934,750
6,600		*	Extended Stay America, Inc.	173,316
500,000			Ford Motor Company	7,715,000
380,000			GNC Holdings, Inc. - Class "A"	22,211,000
210,000			Harman International Industries, Inc.	17,188,500
180,000			Home Depot, Inc.	14,821,200
250,000		*	Jarden Corporation	15,337,500
315,000			L Brands, Inc.	19,482,750
130,000			Lear Corporation	10,526,100
100,000			McDonald's Corporation	9,703,000
325,000			Newell Rubbermaid, Inc.	10,533,250
307,900		*	Orient-Express Hotels, Ltd. - Class "A"	4,652,369
46,700			Penske Automotive Group, Inc.	2,202,372
450,000			Pier 1 Imports, Inc.	10,386,000
138,000		*	Steiner Leisure, Ltd.	6,788,220
125,000		*	TRW Automotive Holdings Corporation	9,298,750
85,000			Tupperware Brands Corporation	8,035,050
5,000		*	Vince Holding Corporation	153,350
160,000			Walt Disney Company	12,224,000
210,000			Wyndham Worldwide Corporation	15,474,900
				286,196,399
			Consumer Staples-9.8%
420,000			Altria Group, Inc.	16,123,800
335,900		*	Amira Nature Foods, Ltd.	5,293,784
250,000			Avon Products, Inc.	4,305,000
432,600			Coca-Cola Company	17,870,706
285,000			CVS Caremark Corporation	20,397,450
185,000			Herbalife, Ltd.	14,559,500
254,100			Nu Skin Enterprises, Inc. - Class "A"	35,121,702
126,000			PepsiCo, Inc.	10,450,440
275,000			Philip Morris International, Inc.	23,960,750
135,562			Procter & Gamble Company	11,036,102
160,000			Wal-Mart Stores, Inc.	12,590,400
				171,709,634
			Energy-10.8%
138,000			Anadarko Petroleum Corporation	10,946,160
144,800			Chevron Corporation	18,086,968
230,000			ConocoPhillips	16,249,500
245,000			Devon Energy Corporation	15,158,150
225,000			Ensco, PLC - Class "A"	12,865,500
240,490			ExxonMobil Corporation	24,337,588
31,700			Hess Corporation	2,631,100
6,920			Hugoton Royalty Trust	51,900
348,019			Marathon Oil Corporation	12,285,071
142,509			Marathon Petroleum Corporation	13,072,351
142,500			National Oilwell Varco, Inc.	11,333,025
475,000			Noble Corporation, PLC	17,798,250
100,000			Occidental Petroleum Corporation	9,510,000
115,000			Phillips 66	8,869,950
48,300			Schlumberger, Ltd.	4,352,313
350,000			Suncor Energy, Inc.	12,267,500
				189,815,326
			Financials-9.4%
230,000			American Express Company	20,867,900
140,000			Ameriprise Financial, Inc.	16,107,000
120,000			Armada Hoffler Properties, Inc. (REIT)	1,113,600
450,000		*	Brixmor Property Group, Inc. (REIT)	9,148,500
275,000			Discover Financial Services	15,386,250
100,000			Financial Select Sector SPDR Fund (ETF)	2,186,000
225,000			FirstMerit Corporation	5,001,750
187,500		*	Health Insurance Innovations, Inc. - Class "A"	1,895,625
85,000			Invesco, Ltd.	3,094,000
396,730			JPMorgan Chase & Company	23,200,770
39,900			M&T Bank Corporation	4,645,158
100,000			MetLife, Inc.	5,392,000
100,000			Morgan Stanley	3,136,000
165,000			PNC Financial Services Group, Inc.	12,800,700
100,000			SPDR S&P Regional Banking (ETF)	4,061,000
357,666			Sunstone Hotel Investors, Inc. (REIT)	4,792,724
355,000			U.S. Bancorp	14,342,000
385,100			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	7,105,095
237,050			Wells Fargo & Company	10,762,070
				165,038,142
			Health Care-14.0%
400,000			Abbott Laboratories	15,332,000
230,000			AbbVie, Inc.	12,146,300
147,544		*	Actavis, PLC	24,787,392
135,000			Baxter International, Inc.	9,389,250
75,000			Covidien, PLC	5,107,500
200,000		*	Express Scripts Holding Company	14,048,000
400,000		*	Gilead Sciences, Inc.	30,060,000
270,625			Johnson & Johnson	24,786,544
9,375		*	Mallinckrodt, PLC	489,938
105,900			McKesson Corporation	17,092,260
325,000			Merck & Company, Inc.	16,266,250
152,000			Omnicare, Inc.	9,174,720
829,301			Pfizer, Inc.	25,401,490
100,000		*	Salix Pharmaceuticals, Ltd.	8,994,000
260,000			Thermo Fisher Scientific, Inc.	28,951,000
103,905			Zoetis, Inc.	3,396,654
				245,423,298
			Industrials-13.3%
175,000			3M Company	24,543,750
80,000			ADT Corporation	3,237,600
250,000			Altra Industrial Motion Corporation	8,555,000
129,400		*	Armstrong World Industries, Inc.	7,454,734
107,000			Caterpillar, Inc.	9,716,670
180,000			Chicago Bridge & Iron Company NV - NY Shares	14,965,200
160,000			Dover Corporation	15,446,400
275,000			Generac Holdings, Inc.	15,576,000
385,000			General Electric Company	10,791,550
209,700			Honeywell International, Inc.	19,160,289
120,000			ITT Corporation	5,210,400
20,000			Lockheed Martin Corporation	2,973,200
150,000			Pentair, Ltd.	11,650,500
35,000			Raytheon Company	3,174,500
145,000			Ryder System, Inc.	10,698,100
100,000			Snap-on, Inc.	10,952,000
230,000		*	TAL International Group, Inc.	13,190,500
110,000			Textainer Group Holdings, Ltd.	4,424,200
200,000			Textron, Inc.	7,352,000
372,475			Tyco International, Ltd.	15,286,374
154,700			United Technologies Corporation	17,604,860
				231,963,827
			Information Technology-18.0%
50,000			Apple, Inc.	28,055,500
350,000		*	ARRIS Group, Inc.	8,527,750
325,000			Avago Technologies, Ltd.	17,189,250
250,100		*	Blackhawk Network Holdings, Inc.	6,317,526
262,700			CDW Corporation	6,136,672
875,000			Cisco Systems, Inc.	19,643,750
100,000		*	eBay, Inc.	5,489,000
800,000			EMC Corporation	20,120,000
418,500			Hewlett-Packard Company	11,709,630
583,775			Intel Corporation	15,154,799
151,425			International Business Machines Corporation	28,402,787
425,000			Intersil Corporation - Class "A"	4,874,750
590,000			Mentor Graphics Corporation	14,201,300
876,345			Microsoft Corporation	32,801,593
289,200		*	NeuStar, Inc. - Class "A"	14,419,512
350,000			Oracle Corporation	13,391,000
150,000		*	PTC, Inc.	5,308,500
310,000			QUALCOMM, Inc.	23,017,500
455,200			Symantec Corporation	10,733,616
500,000		*	Take-Two Interactive Software, Inc.	8,685,000
225,000			TE Connectivity, Ltd.	12,399,750
210,000		*	Yahoo!, Inc.	8,492,400
				315,071,585
			Materials-5.2%
156,900			Celanese Corporation - Series "A"	8,678,139
130,000			Cytec Industries, Inc.	12,110,800
425,000			Freeport-McMoRan Copper & Gold, Inc.	16,039,500
245,000			International Paper Company	12,012,350
220,000			LyondellBasell Industries NV - Class "A"	17,661,600
40,000			Praxair, Inc.	5,201,200
130,000			Rock-Tenn Company - Class "A"	13,651,300
135,000			RPM International, Inc.	5,603,850
				90,958,739
			Telecommunication Services-2.0%
435,300			AT&T, Inc.	15,305,148
396,400			Verizon Communications, Inc.	19,479,096
				34,784,244
			Utilities-.1%
50,000			Atmos Energy Corporation	2,271,000
Total Value of Common Stocks (cost $1,036,262,233)				1,733,232,194
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.7%
			U.S. Treasury Bills:
$ 3,000	M		(0.0075)%, 1/2/2014	3,000,001
8,000	M		0.01%, 2/20/2014	7,999,889
1,000	M		0.019%, 2/20/2014	999,974
Total Value of Short-Term U.S. Government Obligations (cost $11,999,864)				11,999,864
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.7%
			Federal Home Loan Bank:
3,000	M		0.025%, 1/8/2014	2,999,986
5,000	M		0.15%, 1/15/2014	4,999,708
3,600	M		Freddie Mac, 0.025%, 1/23/2014	3,599,945
Total Value of Short-Term U.S. Government Agency Obligations (cost $11,599,639)				11,599,639
Total Value of Investments (cost $1,059,861,736)			100.4%	1,756,831,697
Excess of Liabilities Over Other Assets			(.4)	(6,701,299)
Net Assets			100.0%	$1,750,130,398

*	Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2013, the cost of investments for federal income tax purposes was $1,065,212,014. Accumulated net unrealized appreciation on investments was $691,619,683, consisting of $700,210,784 gross unrealized appreciation and $8,591,101 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,733,232,194	$-	$-	$1,733,232,194
Short-Term U.S. Government
Obligations	-	11,999,864	-	11,999,864
Short-Term U.S Government
Agency Obligations	-	11,599,639	-	11,599,639
Total Investments in Securities*	$1,733,232,194	$23,599,503	$-	$1,756,831,697

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2013

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-95.9%
			United States-53.0%
77,000			Accenture, PLC - Class "A"		$6,330,940
58,100			Aetna, Inc.		3,985,079
4,700		*	Alliance Data Systems Corporation		1,235,771
7,400		*	Amazon.com, Inc.		2,951,046
74,580			American International Group, Inc.		3,807,309
37,015			Ameriprise Financial, Inc.		4,258,576
57,800			AMETEK, Inc.		3,044,326
39,315			Amgen, Inc.		4,488,200
34,220			Anadarko Petroleum Corporation		2,714,330
23,077		*	Arena Pharmaceuticals, Inc.		135,000
20,755			BlackRock, Inc.		6,568,335
77,400			Bristol-Myers Squibb Company		4,113,810
25,200		*	Celgene Corporation		4,257,792
144,855			Citigroup, Inc.		7,548,394
25,900			Cummins, Inc.		3,651,123
71,560			Eli Lilly & Company		3,649,560
183,780			EMC Corporation		4,622,067
58,700			Equifax, Inc.		4,055,583
55,500			Estee Lauder Companies, Inc. - Class "A"		4,180,260
172,900			Ford Motor Company		2,667,847
70,700			Gap, Inc.		2,762,956
37,400		*	Gilead Sciences, Inc.		2,810,610
68,200			Halliburton Company		3,461,150
35,300		*	HCA Holdings, Inc.		1,684,163
12,000			IntercontinentalExchange Group, Inc.		2,699,040
50,800			International Paper Company		2,490,724
48,900			Invesco, Ltd.		1,779,960
44,400			L Brands, Inc.		2,746,140
31,000		*	LKQ Corporation		1,019,900
3,200			MasterCard, Inc.		2,673,472
22,165			McKesson Corporation		3,577,431
140,460			Merck & Company, Inc.		7,030,023
61,620		*	Monster Beverage Corporation		4,175,987
61,800			NetApp, Inc.		2,542,452
78,969			Nielsen Holdings NV		3,623,887
13,100		*	NPS Pharmaceuticals, Inc.		397,716
52,420			Parker Hannifin Corporation		6,743,309
36,800			Phillips 66		2,838,384
11,600			Pioneer Natural Resources Company		2,135,212
34,875			PNC Financial Services Group, Inc.		2,705,603
50,275			QUALCOMM, Inc.		3,732,919
16,900			Range Resources Corporation		1,424,839
13,900		*	Regeneron Pharmaceuticals, Inc.		3,825,836
11,500		*	Salix Pharmaceuticals, Ltd.		1,034,310
16,500		*	ServiceNow, Inc.		924,165
15,200			Solera Holdings, Inc.		1,075,552
17,800			Time Warner, Inc.		1,241,016
40,800		*	TRW Automotive Holdings Corporation		3,035,112
82,200		*	United Continental Holdings, Inc.		3,109,626
39,600			VF Corporation		2,468,664
6,000		*	Virtus Investment Partners, Inc.		1,200,300
42,300			Vulcan Materials Company		2,513,466
42,900		*	WABCO Holdings, Inc.		4,007,289
49,700			Wabtec Corporation		3,691,219
94,900		*	WisdomTree Investments, Inc.		1,680,679
275,000			Xerox Corporation		3,346,750
46,200			Yum! Brands, Inc.		3,493,182
120,124			Zoetis, Inc.		3,926,854
					183,895,245
			Japan-14.2%
75,900			Aeon Company, Ltd.		1,030,959
23,870			Aeon Mall Company, Ltd.		669,983
67,100			Aisin Seiki Company, Ltd.		2,733,343
96,700			Asahi Group Holdings, Ltd.		2,734,166
100,000			Daiwa House Industry Company, Ltd.		1,941,299
80,200			Dentsu, Inc.		3,286,468
427,000			Isuzu Motors, Ltd.		2,668,369
30,600			Japan Exchange Group, Inc.		871,467
80,810			KDDI Corporation		4,988,841
280,100			Mitsubishi Electric Corporation		3,528,976
786,090			Mitsubishi UFJ Financial Group, Inc.		5,229,343
353,900			Nomura Holdings, Inc.		2,740,207
52,500			Nomura Research Institute, Ltd.		1,662,386
57,700		*	Olympus Corporation		1,833,626
197,900			ORIX Corporation		3,484,256
119,300			Rakuten, Inc.		1,783,838
31,800			Rohm Company, Ltd.	(a)	1,554,136
172,620			T&D Holdings, Inc.		2,420,804
24,200			THK Company, Ltd.		605,587
101,700			Tokio Marine Holdings, Inc.		3,410,506
					49,178,560
			France-9.3%
30,700			Air Liquide SA		4,348,730
202,622			AXA SA		5,642,659
49,598			BNP Paribas SA		3,871,640
52,692			Cap Gemini SA		3,567,158
92,625		*	Peugeot SA		1,204,590
138,480			Rexel SA		3,639,842
64,515			Schneider Electric SA		5,636,128
74,217			Societe Generale		4,317,701
					32,228,448
			United Kingdom-4.3%
196,420			BAE Systems, PLC		1,415,153
159,303			Diageo, PLC		5,276,943
433,454			Direct Line Insurance Group, PLC		1,791,909
241,577			Kingfisher, PLC		1,539,240
227,547		*	Rolls-Royce Holdings, PLC		4,805,181
14,924,612		*	Rolls-Royce Holdings, PLC - "C" Shares	(b)	24,719
					14,853,145
			Italy-3.2%
266,417			Assicurazioni Generali SpA		6,269,473
66,572			Banca Generali SpA		2,063,587
838,178			Intesa Sanpaolo		2,065,028
103,448			UniCredit SpA		764,343
					11,162,431
			Belgium-2.5%
82,992			Anheuser-Busch InBev NV		8,835,311
			Switzerland-1.5%
105,196			Julius Baer Group, Ltd.		5,070,649
			Netherlands-1.1%
83,411		*	NXP Semiconductors NV		3,831,067
			Sweden-1.1%
70,930			Assa Abloy AB - Class "B"		3,760,734
			Canada-1.1%
63,590			Tim Hortons, Inc.		3,711,262
			South Korea-1.0%
101,200		*	SK Hynix, Inc.		3,539,729
			China-.9%
2,468,000			Lenovo Group, Ltd.		3,001,546
			Russia-.8%
208,100			Sberbank of Russia (ADR)		2,615,817
			Hong Kong-.7%
540,490			MGM China Holdings, Ltd.		2,307,299
			Germany-.5%
10,090			Brenntag AG		1,875,715
			Finland-.3%
25,506			Kone Oyj-B		1,152,160
			Mexico-.3%
326,000			Fibra Uno Administracion SA		1,040,938
			India-.1%
6,079			United Spirits, Ltd.		256,364
Total Value of Common Stocks (cost $294,789,450)					332,316,420
			PREFERRED STOCKS-1.0%
			Germany
69,827			ProSiebenSat. 1 Media AG (cost $2,897,734)		3,472,974
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.1%
			United States
			Federal Home Loan Bank:
$ 2,000	M		0.025%, 1/8/2014		1,999,990
5,375	M		0.025%, 1/14/2014		5,374,952
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,374,942)					7,374,942
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.6%
			United States
2,000	M		U.S. Treasury Bills, (0.0075)%, 1/2/2014 (cost $2,000,000)		2,000,000
Total Value of Investments (cost $307,062,126)			99.6%		345,164,336
Other Assets, Less Liabilities			.4		1,451,889
Net Assets			100.0%		$346,616,225

*	Non income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2013, the Fund
held one security that was fair valued by the Valuation Committee with a value of $24,719 representing 0% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts

At December 31, 2013, the cost of investments for federal income tax purposes was $310,753,206. Accumulated net unrealized appreciation on investments was $34,411,130, consisting of $35,201,277 gross unrealized appreciation and
$790,147 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2		Level 3	Total
Common Stocks
United States	$183,895,245	$-		$-	$183,895,245
Japan	-	49,178,560		-	49,178,560
France	32,228,448	-		-	32,228,448
United Kingdom	14,828,426	-		24,719	14,853,145
Italy	-	11,162,431		-	11,162,431
Belgium	8,835,311	-		-	8,835,311
Switzerland	-	5,070,649		-	5,070,649
Netherlands	3,831,067	-		-	3,831,067
Sweden	-	3,760,734		-	3,760,734
Canada	3,711,262	-		-	3,711,262
South Korea	-	3,539,729		-	3,539,729
China	3,001,546	-		-	3,001,546
Russia	2,615,817	-		-	2,615,817
Hong Kong	2,307,299	-		-	2,307,299
Germany	-	1,875,715		-	1,875,715
Finland	-	1,152,160		-	1,152,160
Mexico	1,040,938	-		-	1,040,938
India	256,364	-		-	256,364
Preferred Stocks
Germany	-	3,472,974		-	3,472,974
Short-Term U.S. Government
Agency Obligations	-	7,374,942		-	7,374,942
Short-Term U.S. Government
Obligations	-	2,000,000		-	2,000,000
Total Investments in Securities	$256,551,723	$88,587,894	*	$24,719	$345,164,336

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $79,212,952 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of December 31, 2013 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the mean price used (Level 2 securities). Transfers from
Level 1 to Level 2 as of December 31, 2013 were $72,233,494. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2013	$-
Purchases	-
Sales	-
Change in unrealized
appreciation (depreciation)	24,719
Realized gain (loss)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, December 31, 2013	$24,719

The following is a summary of Level 3 inputs by industry:

Industrials	$24,719

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2013:

Impact to
Valuation
	Fair Value				from an
	December 31,	Valuation	Unobservable		Increase
	2013	Methodologies	Input(s)(1)	Range	in Input(2)

Common Stocks	$24,719	Discounted Cash	Discount	0%	Decrease
		Flows on Proceeds	Rate

(1)	In determining certain of these inputs, Management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the unobservable input would have the opposite effect.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.9%
			Consumer Discretionary-20.5%
152,000			BorgWarner, Inc.	$8,498,320
306,200			Gentex Corporation	10,101,538
137,800			Home Depot, Inc.	11,346,452
11,100		*	Priceline.com, Inc.	12,902,640
131,000			Starbucks Corporation	10,269,090
220,800			TJX Companies, Inc.	14,071,584
45,240			Whirlpool Corporation	7,096,346
				74,285,970
			Consumer Staples-9.6%
191,600			Coca-Cola Enterprises, Inc.	8,455,308
80,000			Energizer Holdings, Inc.	8,659,200
71,800			Kimberly-Clark Corporation	7,500,228
260,100			Kroger Company	10,281,753
				34,896,489
			Energy-6.7%
44,300			Chevron Corporation	5,533,513
47,700			ExxonMobil Corporation	4,827,240
72,700			Helmerich & Payne, Inc.	6,112,616
151,300			Valero Energy Corporation	7,625,520
				24,098,889
			Financials-8.7%
153,000			American Express Company	13,881,690
128,900			Discover Financial Services	7,211,955
55,400			Travelers Companies, Inc.	5,015,916
129,700			U.S. Bancorp	5,239,880
				31,349,441
			Health Care-15.2%
81,700		*	Actavis, PLC	13,725,600
152,900		*	Align Technology, Inc.	8,738,235
57,500			Johnson & Johnson	5,266,425
70,600			McKesson Corporation	11,394,840
111,100			Omnicare, Inc.	6,705,996
193,500			ResMed, Inc.	9,109,980
				54,941,076
			Industrials-15.0%
108,000			Alaska Air Group, Inc.	7,923,960
202,800			AMETEK, Inc.	10,681,476
90,000			Boeing Company	12,284,100
94,400			Rockwell Automation, Inc.	11,154,304
164,000			Wabtec Corporation	12,180,280
				54,224,120
			Information Technology-23.2%
54,700		*	Alliance Data Systems Corporation	14,382,271
163,900		*	AOL, Inc.	7,641,018
28,100			Apple, Inc.	15,767,191
190,899		*	CoreLogic, Inc.	6,782,642
96,500			DST Systems, Inc.	8,756,410
242,100			Hewlett-Packard Company	6,773,958
85,600			SanDisk Corporation	6,038,224
112,800		*	VMware, Inc. - Class "A"	10,119,288
92,619			Western Digital Corporation	7,770,734
				84,031,736
Total Value of Common Stocks (cost $244,634,363)				357,827,721
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.1%
			U.S. Treasury Bills:
$ 1,000	M		(0.0075)%, 1/2/2014	1,000,000
3,000	M		0.019%, 2/20/2014	2,999,921
Total Value of Short-Term U.S. Government Obligations (cost $3,999,921)				3,999,921
Total Value of Investments (cost $248,634,284)			100.0%	361,827,642
Other Assets, Less Liabilities			-	146,572
Net Assets			100.0%	$361,974,214

*	Non-income producing

At December 31, 2013, the cost of investments for federal income tax purposes was $248,634,284. Accumulated net unrealized
appreciation on investments was $113,193,358, consisting entirely of unrealized appreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$357,827,721	$-	$-	$357,827,721
Short-Term U.S Government
Obligations	-	3,999,921	-	3,999,921
Total Investments in Securities*	$357,827,721	$3,999,921	$-	$361,827,642

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.5%
			Consumer Discretionary-18.8%
48,500		*	ARAMARK Holdings Corporation	$1,271,670
150,000			BorgWarner, Inc.	8,386,500
6,000		*	Container Store Group, Inc.	279,660
201,000			CST Brands, Inc.	7,380,720
108,000			Dana Holding Corporation	2,118,960
192,100		*	Del Frisco's Restaurant Group, Inc.	4,527,797
245,000			Delphi Automotive, PLC	14,731,850
350,000		*	Express, Inc.	6,534,500
230,000		*	Extended Stay America, Inc.	6,039,800
210,000			GNC Holdings, Inc. - Class "A"	12,274,500
150,000			Harman International Industries, Inc.	12,277,500
149,500		*	Jarden Corporation	9,171,825
165,000			L Brands, Inc.	10,205,250
185,000			Newell Rubbermaid, Inc.	5,995,850
50,000			Nordstrom, Inc.	3,090,000
436,000		*	Orient-Express Hotels, Ltd. - Class "A"	6,587,960
6,900			Oxford Industries, Inc.	556,623
99,900			Penske Automotive Group, Inc.	4,711,284
335,000			Pier 1 Imports, Inc.	7,731,800
25,000			Ralph Lauren Corporation	4,414,250
205,900			Ruth's Hospitality Group, Inc.	2,925,839
145,000		*	TRW Automotive Holdings Corporation	10,786,550
85,000			Tupperware Brands Corporation	8,035,050
4,000		*	Vince Holding Corporation	122,680
90,000			Wyndham Worldwide Corporation	6,632,100
				156,790,518
			Consumer Staples-7.4%
175,800		*	Amira Nature Foods, Ltd.	2,770,608
150,000			Avon Products, Inc.	2,583,000
10,000		*	Fairway Group Holdings Corporation	181,200
140,000			Herbalife, Ltd.	11,018,000
20,000			McCormick & Company, Inc.	1,378,400
183,000			Nu Skin Enterprises, Inc. - Class "A"	25,294,260
82,600			Pinnacle Foods, Inc.	2,268,196
399,500		*	Prestige Brands Holdings, Inc.	14,302,100
69,407			Tootsie Roll Industries, Inc.	2,258,504
				62,054,268
			Energy-7.7%
1,000		*	Athlon Energy, Inc.	30,250
30,000		*	Dril-Quip, Inc.	3,297,900
180,000			Ensco, PLC - Class "A"	10,292,400
40,000			EOG Resources, Inc.	6,713,600
90,000			EQT Corporation	8,080,200
275,000		*	Helix Energy Solutions Group, Inc.	6,374,500
43,000			Hess Corporation	3,569,000
139,700			National Oilwell Varco, Inc.	11,110,341
275,000			Noble Corporation, PLC	10,304,250
225,000			Talisman Energy, Inc.	2,621,250
125,000		*	Weatherford International, Ltd.	1,936,250
				64,329,941
			Financials-11.9%
60,000			Ameriprise Financial, Inc.	6,903,000
200,000			Berkshire Hills Bancorp, Inc.	5,454,000
165,000		*	Brixmor Property Group, Inc. (REIT)	3,354,450
105,000			City National Corporation	8,318,100
220,000			Discover Financial Services	12,309,000
150,000			Douglas Emmett, Inc. (REIT)	3,493,500
45,000			Federal Realty Investment Trust (REIT)	4,563,450
90,000			Financial Select Sector SPDR Fund (ETF)	1,967,400
175,000			FirstMerit Corporation	3,890,250
171,000		*	Health Insurance Innovations, Inc. - Class "A"	1,728,810
15,000			Invesco, Ltd.	546,000
21,800			M&T Bank Corporation	2,537,956
120,000			NASDAQ OMX Group, Inc.	4,776,000
100,000			Oritani Financial Corporation	1,605,000
275,000			Protective Life Corporation	13,931,500
90,000		*	Realogy Holdings Corporation	4,452,300
22,700			Rexford Industrial Realty, Inc. (REIT)	299,640
92,000			SPDR S&P Regional Banking (ETF)	3,736,120
325,000			Sterling Bancorp	4,345,250
175,000			Waddell & Reed Financial, Inc. - Class "A"	11,396,000
				99,607,726
			Health Care-13.0%
170,000		*	Actavis, PLC	28,560,000
125,000		*	Centene Corporation	7,368,750
75,000			DENTSPLY International, Inc.	3,636,000
160,000		*	Gilead Sciences, Inc.	12,024,000
110,000			McKesson Corporation	17,754,000
122,300			Omnicare, Inc.	7,382,028
20,000			Perrigo Company, PLC	3,069,200
115,000		*	Salix Pharmaceuticals, Ltd.	10,343,100
2,700		*	Surgical Care Affilates, Inc.	94,068
125,000			Thermo Fisher Scientific, Inc.	13,918,750
229,400		*	Triple-S Management Corporation - Class "B"	4,459,536
				108,609,432
			Industrials-16.1%
140,000			A.O. Smith Corporation	7,551,600
180,000			Altra Industrial Motion Corporation	6,159,600
95,000		*	Armstrong World Industries, Inc.	5,472,950
100,000		*	B/E Aerospace, Inc.	8,703,000
160,000			Chicago Bridge & Iron Company NV - NY Shares	13,302,400
102,000			Dover Corporation	9,847,080
114,100			G&K Services, Inc. - Class "A"	7,100,443
180,000			Generac Holdings, Inc.	10,195,200
60,000			IDEX Corporation	4,431,000
130,000			ITT Corporation	5,644,600
82,500			J.B. Hunt Transport Services, Inc.	6,377,250
75,000			Pentair, Ltd.	5,825,250
40,000			Roper Industries, Inc.	5,547,200
130,000			Ryder System, Inc.	9,591,400
85,500			Snap-on, Inc.	9,363,960
90,000		*	TAL International Group, Inc.	5,161,500
60,000			Textainer Group Holdings, Ltd.	2,413,200
145,000		*	United Rentals, Inc.	11,302,750
				133,990,383
			Information Technology-13.1%
250,000		*	ARRIS Group, Inc.	6,091,250
25,000		*	ATMI, Inc.	755,250
230,000			Avago Technologies, Ltd.	12,164,700
300,000		*	Blackhawk Network Holdings, Inc.	7,578,000
197,100			CDW Corporation	4,604,256
2,000		*	CommScope Holding Company, Inc.	37,840
90,000		*	Fiserv, Inc.	5,314,500
325,000			Intersil Corporation - Class "A"	3,727,750
360,000			Mentor Graphics Corporation	8,665,200
130,700			Methode Electronics, Inc.	4,468,633
180,000			Microchip Technology, Inc.	8,055,000
251,800		*	NeuStar, Inc. - Class "A"	12,554,748
325,000			Symantec Corporation	7,663,500
500,000		*	Take-Two Interactive Software, Inc.	8,685,000
160,000			TE Connectivity, Ltd.	8,817,600
275,000			Technology Select Sector SPDR Fund (ETF)	9,828,500
				109,011,727
			Materials-6.9%
70,000			Cytec Industries, Inc.	6,521,200
267,322			Freeport-McMoRan Copper & Gold, Inc.	10,088,732
142,500			International Paper Company	6,986,775
145,000			Methanex Corporation	8,589,800
40,000			Praxair, Inc.	5,201,200
84,600			Rock-Tenn Company - Class "A"	8,883,846
55,000			Sigma-Aldrich Corporation	5,170,550
52,500			Westlake Chemical Corporation	6,408,675
				57,850,778
			Telecommunication Services-.7%
272,000			NTELOS Holdings Corporation	5,502,560
			Utilities-2.9%
111,000			AGL Resources, Inc.	5,242,530
144,800			Portland General Electric Company	4,372,960
135,000			SCANA Corporation	6,335,550
200,000			Wisconsin Energy Corporation	8,268,000
				24,219,040
Total Value of Common Stocks (cost $485,969,894)				821,966,373
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.2%
			Federal Home Loan Bank:
$ 2,000	M		0.025%, 1/8/2014	1,999,991
5,000	M		0.15%, 1/15/2014	4,999,708
3,025	M		0.035%, 1/22/2014	3,024,938
Total Value of U.S. Government Agency Obligations (cost $10,024,637)				10,024,637
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
			U.S. Treasury Bills:
1,000	M		(0.0075)%, 1/2/2014	1,000,000
1,900	M		0.019%, 2/20/2014	1,899,950
Total Value of Short-Term U.S. Government Obligations (cost $2,899,950)				2,899,950
Total Value of Investments (cost $498,894,481)			100.1%	834,890,960
Excess of Liabilities Over Other Assets			(.1)	(593,265)
Net Assets			100.0%	$834,297,695

*	Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2013, the cost of investments for federal income tax purposes was $499,163,457. Accumulated net unrealized
appreciation on investments was $335,727,503, consisting of
$338,041,241 gross unrealized appreciation and $2,313,738 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$821,966,373	$-	$-	$821,966,373
Short-Term U.S Government
Agency Obligations	-	10,024,637	-	10,024,637
Short-Term U.S. Government
Obligations	-	2,899,950	-	2,899,950
Total Investments in Securities*	$821,966,373	$12,924,587	$-	$834,890,960

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.5%
			Consumer Discretionary-18.9%
27,525		*	ARAMARK Holdings Corporation	$721,705
175,000			Best Buy Company, Inc.	6,979,000
2,700		*	Container Store Group, Inc.	125,847
176,250			CST Brands, Inc.	6,471,900
70,300			Dana Holding Corporation	1,379,286
60,075		*	Deckers Outdoor Corporation	5,073,934
200,000		*	Express, Inc.	3,734,000
215,000		*	Fox Factory Holding Corporation	3,788,300
55,750			Hanesbrands, Inc.	3,917,552
103,150			Harman International Industries, Inc.	8,442,827
90,400		*	Jarden Corporation	5,546,040
125,000		*	Live Nation Entertainment, Inc.	2,470,000
251,300		*	Orient-Express Hotels, Ltd. - Class "A"	3,797,143
60,275			Penske Automotive Group, Inc.	2,842,569
250,350			Pier 1 Imports, Inc.	5,778,078
17,950			PVH Corporation	2,441,559
201,250			Regal Entertainment Group - Class "A"	3,914,313
227,200			Ruth's Hospitality Group, Inc.	3,228,512
95,575		*	Starz - Class "A"	2,794,613
65,000			Tupperware Brands Corporation	6,144,450
2,200		*	Vince Holding Corporation	67,474
75,100		*	Visteon Corporation	6,149,939
				85,809,041
			Consumer Staples-3.2%
3,800		*	Amira Nature Foods, Ltd.	59,888
66,500			Herbalife, Ltd.	5,233,550
45,525			Nu Skin Enterprises, Inc. - Class "A"	6,292,466
100,000			Pinnacle Foods, Inc.	2,746,000
				14,331,904
			Energy-10.6%
199,450		*	Approach Resources, Inc.	3,847,390
95,125			Ensco, PLC - Class "A"	5,439,248
160,000		*	Helix Energy Solutions Group, Inc.	3,708,800
277,291		*	Matrix Service Company	6,785,311
120,175			Noble Corporation, PLC	4,502,957
603,522		*	PetroQuest Energy, Inc.	2,607,215
213,475		*	Stone Energy Corporation	7,384,100
198,650			Western Refining, Inc.	8,424,747
88,975		*	Whiting Petroleum Corporation	5,504,883
				48,204,651
			Financials-17.6%
136,325			American Financial, Inc.	7,868,679
14,200			Armada Hoffler Properties, Inc. (REIT)	131,776
100,125			Aspen Insurance Holdings, Ltd.	4,136,164
151,200			Berkshire Hills Bancorp, Inc.	4,123,224
113,000		*	Brixmor Property Group, Inc. (REIT)	2,297,290
60,300			City National Corporation	4,776,966
151,225			Douglas Emmett, Inc. (REIT)	3,522,030
40,000			Federal Realty Investment Trust (REIT)	4,056,400
408,600			Financial Select Sector SPDR Fund (ETF)	8,931,996
176,250			FirstMerit Corporation	3,918,037
174,950			Montpelier Re Holdings, Ltd.	5,091,045
90,000			OceanFirst Financial Corporation	1,541,700
150,600			Oritani Financial Corporation	2,417,130
155,850			Protective Life Corporation	7,895,361
99,850			SPDR S&P Regional Banking (ETF)	4,054,909
454,700			Sterling Bancorp	6,079,339
230,000			TCF Financial Corporation	3,737,500
68,275			United Fire Group, Inc.	1,956,762
55,750			Waddell & Reed Financial, Inc. - Class "A"	3,630,440
				80,166,748
			Health Care-7.2%
115,000		*	Centene Corporation	6,779,250
84,500		*	Exactech, Inc.	2,007,720
78,800			Health Care Select Sector SPDR Fund (ETF)	4,368,672
56,953		*	Life Technologies Corporation	4,317,037
100,000		*	Masimo Corporation	2,923,000
100,125			Omnicare, Inc.	6,043,545
84,150			PerkinElmer, Inc.	3,469,505
32,500		*	Salix Pharmaceuticals, Ltd.	2,923,050
1,600		*	Surgical Care Affilates, Inc.	55,744
				32,887,523
			Industrials-13.7%
76,000			Altra Industrial Motion Corporation	2,600,720
44,000			Applied Industrial Technologies, Inc.	2,159,960
85,350			G&K Services, Inc. - Class "A"	5,311,330
124,700			Generac Holdings, Inc.	7,063,008
181,625			Industrial Select Sector SPDR Fund (ETF)	9,491,723
125,175			ITT Corporation	5,435,098
215,350			Kforce, Inc.	4,406,061
94,000		*	Korn/Ferry International	2,455,280
3,500		*	Navigator Holdings, Ltd.	94,290
10,250			Precision Castparts Corporation	2,760,325
120,175			Ryder System, Inc.	8,866,512
45,525			Snap-on, Inc.	4,985,898
85,975		*	United Rentals, Inc.	6,701,751
				62,331,956
			Information Technology-19.4%
155,000		*	Advanced Energy Industries, Inc.	3,543,300
105,200		*	ATMI, Inc.	3,178,092
175,000			Avnet, Inc.	7,719,250
190,250		*	Blackhawk Network Holdings, Inc.	4,805,715
201,275			CDW Corporation	4,701,784
125,000		*	CommScope Holding Company, Inc.	2,365,000
45,000			IAC/InterActiveCorp	3,091,050
626,050			Intersil Corporation - Class "A"	7,180,793
206,750			Lender Processing Services, Inc.	7,728,315
211,500			Mentor Graphics Corporation	5,090,805
139,200			Methode Electronics, Inc.	4,759,248
125,175			Microchip Technology, Inc.	5,601,581
120,000		*	Microsemi Corporation	2,994,000
140,650		*	NeuStar, Inc. - Class "A"	7,012,809
192,300		*	Progress Software Corporation	4,967,109
318,950		*	Take-Two Interactive Software, Inc.	5,540,162
65,200			Technology Select Sector SPDR Fund (ETF)	2,330,248
349,500		*	TriQuint Semiconductor, Inc.	2,914,830
60,300		*	Verint Systems, Inc.	2,589,282
				88,113,373
			Materials-4.0%
107,175			AptarGroup, Inc.	7,267,537
50,000			Sensient Technologies Corporation	2,426,000
70,940			Westlake Chemical Corporation	8,659,646
				18,353,183
			Telecommunication Services-.7%
155,800			NTELOS Holdings Corporation	3,151,834
			Utilities-3.2%
90,975			AGL Resources, Inc.	4,296,749
90,975			Portland General Electric Company	2,747,445
75,100			SCANA Corporation	3,524,443
100,125			Wisconsin Energy Corporation	4,139,168
				14,707,805
Total Value of Common Stocks (cost $357,347,888)				448,058,018
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.6%
$ 7,000	M		Freddie Mac, 0.025%, 1/21/2014 (cost $6,999,903)	6,999,903
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.2%
1,000	M		U.S. Treasury Bills, (0.0075)%, 1/2/2014 (cost $1,000,000)	1,000,000
Total Value of Investments (cost $365,347,791)			100.3%	456,057,921
Excess of Liabilities Over Other Assets			(.3)	(1,292,218)
Net Assets			100.0%	$454,765,703

*	Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2013, the cost of investments for federal income tax purposes was $365,912,221. Accumulated net unrealized appreciation on investments was $90,145,700, consisting of $93,999,890 gross unrealized appreciation and $3,854,190 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$448,058,018	$-	$-	$448,058,018
Short-Term U.S Government
Agency Obligations	-	6,999,903	-	6,999,903
Short-Term U.S. Government
Obligations	-	1,000,000	-	1,000,000
Total Investments in Securities*	$448,058,018	$7,999,903	$-	$456,057,921

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2013

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.1%
			United Kingdom-23.2%
328,245			Barratt Developments, PLC		$1,897,370
242,142			British American Tobacco, PLC		12,986,001
203,989			Diageo, PLC		6,757,176
242,137			Domino's Pizza Group, PLC		2,057,344
243,743			Fresnillo, PLC		3,009,597
473,760			HSBC Holdings, PLC		5,197,646
5,785			Intertek Group, PLC		301,624
158,126		*	Persimmon, PLC		3,244,913
37,824			Reckitt Banckiser Group, PLC		3,002,641
230,308		*	Rolls-Royce Holdings, PLC		4,863,486
18,477,788		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	30,604
135,306			SABMiller, PLC		6,949,400
196,916			Standard Chartered, PLC		4,435,559
					54,733,361
			Switzerland-17.5%
49,579			DKSH Holding, Ltd.		3,868,844
983			Lindt & Spruengli AG		4,444,418
139,689			Nestle SA - Registered		10,268,897
20,364			Novartis AG - Registered		1,637,117
19,001			Roche Holding AG - Genusscheine		5,338,839
2,775			SGS SA - Registered		6,408,147
493,449		*	UBS AG - Registered		9,476,927
					41,443,189
			India-9.2%
601,514			HDFC Bank, Ltd.		6,475,113
369			HDFC Bank, Ltd. (ADR)		12,708
149,403			Hindustan Unilever, Ltd.		1,378,334
620,824			Housing Development Finance Corporation, Ltd.		7,975,714
1,131,658			ITC, Ltd.		5,888,354
					21,730,223
			France-8.0%
216,692			Bureau Veritas SA		6,343,523
32,780			Essilor International SA		3,490,655
5,350			Hermes International		1,942,519
21,298			L'Oreal SA		3,747,664
30,037			Pernod Ricard SA		3,427,443
					18,951,804
			Canada-7.3%
30,524			Alimentation Couche-Tard - Class "B"		2,295,117
66,771			Bank of Nova Scotia		4,174,052
96,184			Enbridge, Inc.		4,201,317
193,336			Goldcorp, Inc.		4,188,795
48,719			Shaw Communications, Inc. - Class "B"		1,185,534
57,104			Silver Wheaton Corporation		1,152,829
					17,197,644
			Netherlands-6.5%
28,081			Core Laboratories NV		5,362,067
249,079			Unilever NV - CVA		10,047,660
					15,409,727
			United States-6.5%
56,400			Covidien, PLC		3,840,840
132,045			Philip Morris International, Inc.		11,505,081
					15,345,921
			Hong Kong-3.4%
146,527			Cheung Kong Infrastructure Holdings, Ltd.		925,036
441,719			Link REIT (REIT)		2,142,013
595,268			L'Occitane International SA		1,266,732
441,491			Sands China, Ltd.		3,607,088
					7,940,869
			Denmark-3.2%
40,711			Novo Nordisk A/S - Series "B"		7,474,323
			Australia-2.3%
33,842			CSL, Ltd.		2,087,876
85,661			Ramsay Health Care, Ltd.		3,315,287
					5,403,163
			Germany-1.6%
44,254			SAP AG		3,844,034
			Spain-1.2%
60,908			Grifols SA		2,917,746
			Ireland-1.2%
33,877			Paddy Power, PLC		2,894,193
			Japan-1.1%
28,100			Daito Trust Construction Company, Ltd.		2,632,136
			Mexico-1.0%
866,420			Wal-Mart de Mexico SAB de CV		2,266,413
			Brazil-.9%
80,211			Cielo SA		2,221,702
			Italy-.8%
33,691			Luxottica Group SpA		1,808,490
			Sweden-.7%
109,076			Elekta AB - Class "B"		1,671,608
			Indonesia-.5%
6,170,889			PT Telekomunikasi Indonesia Persero Tbk		1,092,179
Total Value of Common Stocks (cost $175,151,044)					226,978,725
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.0%
$ 7,000	M		Freddie Mac, 0.025%, 1/21/2014 (cost $6,999,903)		6,999,903
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.4%
1,000	M		U.S. Treasury Bills, (0.0075)%, 1/2/2014 (cost $1,000,000)		1,000,000
Total Value of Investments (cost $183,150,947)			99.5%		234,978,628
Other Assets, Less Liabilities			.5		1,219,059
Net Assets			100.0%		$236,197,687

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2013, the Fund
held one security that was fair valued by the Valuation Committee with a value of $30,604 representing 0% of the Fund's net assets.

At December 31, 2013, the cost of investments for federal income tax purposes was $184,088,402. Accumulated net unrealized appreciation on investments was $50,890,226, consisting of $57,242,656 gross unrealized appreciation and
$6,352,430 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2013:

	Level 1	Level 2		Level 3	Total
Common Stocks
United Kingdom	$54,702,757	$-		$30,604	$54,733,361
Switzerland	-	41,443,189		-	41,443,189
India	21,730,223	-		-	21,730,223
France	18,951,804	-		-	18,951,804
Canada	17,197,644	-		-	17,197,644
Netherlands	15,409,727	-		-	15,409,727
United States	15,345,921	-		-	15,345,921
Hong Kong	7,940,869	-		-	7,940,869
Denmark	-	7,474,323		-	7,474,323
Australia	5,403,163	-		-	5,403,163
Germany	-	3,844,034		-	3,844,034
Spain	2,917,746	-		-	2,917,746
Ireland	2,894,193	-		-	2,894,193
Japan	-	2,632,136		-	2,632,136
Mexico	2,266,413	-		-	2,266,413
Brazil	-	2,221,702		-	2,221,702
Italy	-	1,808,490		-	1,808,490
Sweden	-	1,671,608		-	1,671,608
Indonesia	-	1,092,179		-	1,092,179
Short-Term U.S. Government
Agency Obligations	-	6,999,903		-	6,999,903
Short-Term U.S. Government
Obligations	-	1,000,000		-	1,000,000
Total Investments in Securities	$164,760,460	$70,187,564	*	$30,604	$234,978,628

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $62,187,661 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of December 31, 2013 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the mean price used (Level 2 securities).
Transfers from Level 1 to Level 2 as of December 31, 2013 were $53,544,951. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2013	$-
Purchases	-
Sales	-
Change in unrealized
appreciation (depreciation)	30,604
Realized gain (loss)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, December 31, 2013	$30,604

The following is a summary of Level 3 inputs by industry:

Industrials	$30,604

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2013:

Impact to
Valuation
	Fair Value				from an
	December 31,	Valuation	Unobservable		Increase
	2013	Methodologies	Input(s)(1)	Range	in Input(2)

Common Stocks	$30,604	Discounted Cash	Discount	0%	Decrease
		Flows on Proceeds	Rate

(1)	In determining certain of these inputs, Management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the unobservable input would have the opposite effect.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At December 31, 2013, fair value estimates were was used for certain foreign securities in the Global and International Funds' portfolios.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2013, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 28, 2014